INVENTORIES	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2025 and 2024 consisted of the following:

	As of September 30,
	2025	2024
Raw materials	$61,653	$855,488
Work-in-process	5,741,923	6,914,276
Finished goods	7,275,601	5,758,406
Provision for inventory impairment	-	—
Total	$13,079,177	$13,528,170

As of September 30, 2025 and 2024, the Company pledged no inventory to secure banking facilities granted to the Company, respectively.

No impairment provision of inventories recorded for lower of cost or net realizable value adjustments for the fiscal years ended September 30, 2025 and 2024.